EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.15

Client Name:
Client Project Name:	EFMT 2024-NQM1
Start - End Dates:	7/9/2024 - 8/8/2024
Deal Loan Count:	24

Conditions Report 2.0

Loans in Report:	24
Loans with Conditions:	18

0 - Total Active Conditions

27 - Total Satisfied Conditions

7 - Credit Review Scope
1 - Category: DTI
3 - Category: Income/Employment
2 - Category: Insurance
1 - Category: Legal Documents
3 - Property Valuations Review Scope
1 - Category: FEMA
2 - Category: Property
17 - Compliance Review Scope
10 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Right of Rescission
3 - Category: TILA/RESPA Integrated Disclosure
11 - Total Waived Conditions

11 - Credit Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: Terms/Guidelines

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